Significant Accounting Policies - Summary of Effect of Adopting IFRS 15 (Parenthetical) (Detail) - EUR (€) € in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Reclassification of accrued income as contract assets	€ 49,003
Reclassification of customer advances as contract liabilities	210,877
Digital benefits recognized in retained earnings	914
Digital benefits recognized as increase to accrued income	672
Digital benefits recognized as decrease to contract liabilities	427
Net foreign exchange gain	€ 51,000	€ 735	€ 4,030